SEGMENTAL INFORMATION - Gold and By Product Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Gold income	$ 3,903	$ 4,322	$ 3,439
By product revenue	126	105	86
South Africa
Disclosure of operating segments [line items]
Gold income	1,214	943	981
North America
Disclosure of operating segments [line items]
Gold income	699	580	486
South America
Disclosure of operating segments [line items]
Gold income	34	1	0
Australia
Disclosure of operating segments [line items]
Gold income	890	989	851
Europe
Disclosure of operating segments [line items]
Gold income	279	358	329
United Kingdom
Disclosure of operating segments [line items]
Gold income	1,446	2,098	1,407
Australia
Disclosure of operating segments [line items]
Gold income	890	989	851
Brazil
Disclosure of operating segments [line items]
Gold income	749	853	679
Ghana
Disclosure of operating segments [line items]
Gold income	565	536
Guinea
Disclosure of operating segments [line items]
Gold income	545
Tanzania
Disclosure of operating segments [line items]
Gold income	875	1,133	849
DRC
Disclosure of operating segments [line items]
Gold income	659	647	504
Discontinued operations - South Africa
Disclosure of operating segments [line items]
Gold income	0	408	554
By product revenue	0	1	1
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Gold income	3,903	4,730	3,993
By product revenue	126	106	87
Geographical Segments
Disclosure of operating segments [line items]
Gold income	4,562	4,969	4,054
Operating segments | Geographical Segments
Disclosure of operating segments [line items]
Gold income	4,562	4,969	4,054
By product revenue	128	106	87
Operating segments | Africa
Disclosure of operating segments [line items]
Gold income	2,644	2,769	2,203
By product revenue	5	4	3
Operating segments | Australia
Disclosure of operating segments [line items]
Gold income	890	989	851
By product revenue	4	3	3
Operating segments | Americas
Disclosure of operating segments [line items]
Gold income	1,028	1,211	1,000
By product revenue	119	99	81
Elimination of intersegment amounts | Equity-Accounted Investments
Disclosure of operating segments [line items]
Gold income	659	647	615
By product revenue	$ (2)	$ (1)	$ (1)